Summary of Business and Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022
Disclosure of business description and basis of presentation [line items]
Proportion of voting rights in subsidiaries used to determine control		50.00%
Criteria period for contract cost recognized as asset.		longer than one year
Period contract costs expense as incurred		one year or less
Maturity period of investments classified as cash and cash equivalents		three months or less
Change Program [Member]
Disclosure of business description and basis of presentation [line items]
Change Program Completetion Period	2 years
Contract cost [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill		three years
Bottom of range [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership held		20.00%
Recurring revenues subscription term		1 year
Bottom of range [member] | Computer software [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill		three
Top of range [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership held		50.00%
Recurring revenues subscription term		5 years
Top of range [member] | Computer software [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill		five years